DEFERRED REVENUE	3 Months Ended
Feb. 28, 2022
DEFERRED REVENUE

16.  DEFERRED REVENUE

A summary of the deferred revenue is as follows:

	February 28, 2022	November 30, 2021
		$
Film distribution	678,114	179,196
Streaming subscriptions	6,367	4,798
Deferred Revenue	684,481	183,994